Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Zhangmen Education Inc.
Entity Central Index Key	0001838937
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-40455
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.1666 North Sichuan Road
Entity Address, Address Line Two	Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200080
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	5395
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No.1666 North Sichuan Road
Entity Address, Address Line Two	Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200080
Contact Personnel Name	Yi Zhang
City Area Code	+86
Local Phone Number	16628513671
Contact Personnel Email Address	law@zhangmen.com
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,423,924,410
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,229,046,399
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
Security Exchange Name	NYSE
Trading Symbol	N/A
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	194,878,011
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents Seventy-two (72) Class A ordinary share, par value US$0.00001 per share
Security Exchange Name	NYSE
Trading Symbol	ZME